Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
16. Commitments and Contingencies

Litigation

The Company is not party to any litigation or other legal proceedings that the Company believes could reasonably be expected to have a material adverse effect on the Company's business, results of operations and financial condition.

Operating Leases

The Company has several non-cancelable operating leases, primarily for facilities, that expire over the next 10 years. These leases generally contain renewal options and require the Company to pay all executory costs such as maintenance and insurance. The Company recognized $49.9 million, $54.3 million and $54.9 million in rental expense, including rates, for the years ended December 31, 2015, December 31, 2014 and December 31, 2013 respectively. Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2016	36,921
2017	26,784
2018	20,547
2019	15,502
2020	11,974
Thereafter	45,924

Total	$157,652